                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       3/31/03

Check here if Amendment [ ];  Amendment Number:
                                                ----------
This Amendment (Check only one.):     [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Menno Insurance Service d/b/a MMA Capital Management
                  ----------------------------------------------------
Address:          1110 North Main Street
                  ----------------------------------------------------
                  Goshen
                  ----------------------------------------------------
                  Indiana  46528
                  ----------------------------------------------------

13F File Number:  28-6988
                  ----------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Howard L. Brenneman
                  ----------------------------------------------------
Title:            President
                  ----------------------------------------------------
Phone:            574/533-9511
                  ----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/  Howard L. Brenneman          Goshen, IN          5/6/03
    ------------------------     --------------------   ----------
          [Signature]               [City, State]         Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               -0-
                                         -----------------------
Form 13F Information Table Entry Total:  $       180,517,152.00
                                         -----------------------
Form 13F Information Table Value Total:  $       188,420,860.00
                                         -----------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.                   13F File Number       Name

                            28 -
      -----------               -----------       ------------------

      [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                                                                               INVESTMENT
ISSUER                             TITLE OF CLASS      CUSIP       MARKET VALUE       SHARES   DISCRETION  VOTING  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                     Common         00163T109       1,561,236         55,265     Sole      Sole    55265
AOL Time Warner Inc                   Common         00184A105       1,481,782        136,444     Sole      Sole    136444
AT&T Wireless Services Inc            Common         00209A106         788,852        119,523     Sole      Sole    119523
Air Products & Chemicals Inc          Common         009158106       2,969,661         71,679     Sole      Sole    71679
Allstate Corp                         Common         020002101       3,803,869        114,678     Sole      Sole    114678
Altera Corporation                    Common         021441100         710,850         52,500     Sole      Sole    52500
American International Group          Common         026874107       4,076,114         82,429     Sole      Sole    82429
Anadarko Petroleum Corp               Common         032511107       2,232,276         49,061     Sole      Sole    49061
Applied Materials                     Common         038222105         596,292         47,400     Sole      Sole    47400
BP PLC                                Common         055622104       5,053,592        130,956     Sole      Sole    130956
Bank of America Corp                  Common         060505104       5,023,628         75,159     Sole      Sole    75159
Bank One Corp                         Common         06423A103       3,312,545         95,683     Sole      Sole    95683
Bellsouth Corp                        Common         079860102         377,383         17,415     Sole      Sole    17415
Biomet Inc                            Common         090613100       3,720,925        121,400     Sole      Sole    121400.5
Cardinal Health Inc                   Common         14149Y108       5,402,180         94,825     Sole      Sole    94825
Chubb Corp                            Common         171232101       2,875,349         64,877     Sole      Sole    64877
Cisco Systems Inc                     Common         17275R102       2,165,064        166,800     Sole      Sole    166800
Citigroup Inc                         Common         172967101       4,660,844        135,293     Sole      Sole    135293
Comcast Corp                          Common         20030N101         381,162         13,332     Sole      Sole    13332
Comcast Corp                          Common         20030N200         227,232          8,266     Sole      Sole    8266
ConocoPhillips                        Common         20825C104         367,053          6,848     Sole      Sole    6848
Darden Restaurants Inc                Common         237194105       1,247,983         69,915     Sole      Sole    69915
Dell Computer Corp                    Common         247025109       1,851,618         67,800     Sole      Sole    67800
Dollar General Corp                   Common         256669102       1,976,482        161,874     Sole      Sole    161874
Dover Corp                            Common         260003108         864,727         35,703     Sole      Sole    35703
Dura Automotive Systems               Preferred      26632M201         372,500         25,000     Sole      Sole    25000
Ensco International                   Common         26874Q100       1,851,108         72,564     Sole      Sole    72564
Emerson Electric Co                   Common         291011104       4,032,749         88,925     Sole      Sole    88925

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MONDAY, MAY 05, 2003                                                PAGE 1 OF 3

                                                                                               INVESTMENT
ISSUER                             TITLE OF CLASS      CUSIP       MARKET VALUE       SHARES   DISCRETION  VOTING  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn        Common         313586109       5,593,960         85,600     Sole      Sole    85600
Fifth Third Bancorp                   Common         316773100       3,207,752         63,860     Sole      Sole    63860
First Data Corp                       Common         319963104       1,983,736         53,600     Sole      Sole    53600
FleetBoston Financial Corp            Common         339030108         234,549          9,822     Sole      Sole    9822
Ford Motor Co                         Common         345370860         129,141         17,173     Sole      Sole    17173
Gannett Co                            Common         364730101       2,262,634         32,126     Sole      Sole    32126
Gillette Company                      Common         375766102       2,243,150         72,500     Sole      Sole    72500
Hewlett Packard Co                    Common         428236103         444,186         28,565     Sole      Sole    28565
Intel Corp                            Common         458140100       2,376,880        146,000     Sole      Sole    146000
JP Morgan Chase & Co                  Common         46625H100         442,974         18,683     Sole      Sole    18683
Jabil Circuit Inc                     Common         466313103       1,485,470         84,884     Sole      Sole    84884
Johnson & Johnson                     Common         478160104       6,934,273        119,825     Sole      Sole    119825
Kimberly-Clark Corp                   Common         494368103       2,754,876         60,600     Sole      Sole    60600
Lowe's Companies                      Common         548661107       3,418,675         83,750     Sole      Sole    83750
Masco Corp                            Common         574599106       3,536,943        189,954     Sole      Sole    189954
McDonalds Corp                        Common         580135101         171,756         11,878     Sole      Sole    11878
Medtronic, Inc                        Common         585055106       5,781,000        128,125     Sole      Sole    128125
Merck & Co Inc                        Common         589331107       3,588,090         65,500     Sole      Sole    65500
Merrill Lynch Co                      Common         590188108         286,386          8,090     Sole      Sole    8090
Microsoft Corp                        Common         594918104       5,137,362        212,200     Sole      Sole    212200
Morgan Stanley                        Common         617446448         388,754         10,137     Sole      Sole    10137
Newell Rubbermaid, Inc                Common         651229106       2,277,922         80,350     Sole      Sole    80350
Norfolk Southern Corp                 Common         655844108       1,959,917        105,599     Sole      Sole    105599
Nortel Networks Corp                  Common         656568102          67,798         32,595     Sole      Sole    32595
Oracle Corp                           Common         68389X105       2,473,030        227,950     Sole      Sole    227950
Pepsico Inc                           Common         713448108       6,152,000        153,800     Sole      Sole    153800
Pfizer Inc                            Common         717081103       6,551,390        210,250     Sole      Sole    210250
Pitney Bowes Inc                      Common         724479100       3,986,808        124,900     Sole      Sole    124900
Procter & Gamble Co                   Common         742718109       5,730,368         64,350     Sole      Sole    64350
Protective Life                       Common         743674103       1,775,810         62,200     Sole      Sole    62200

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MONDAY, MAY 05, 2003                                                PAGE 2 OF 3

                                                                                               INVESTMENT
ISSUER                             TITLE OF CLASS      CUSIP       MARKET VALUE       SHARES   DISCRETION  VOTING  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
Qwest Communications Intl             Common         749121109          50,232         14,393     Sole      Sole    14393
SBC Communications Inc                Common         78387G103       2,414,141        120,346     Sole      Sole    120346
Safeway Inc                           Common         786514208       2,714,467        143,395     Sole      Sole    143395
Sara Lee Corp                         Common         803111103       2,174,810        116,300     Sole      Sole    116300
Schlumberger Ltd                      Common         806857108       1,075,265         28,289     Sole      Sole    28289
Sonoco Products                       Common         835495102       2,800,434        133,800     Sole      Sole    133800
Sun Microsystems Inc                  Common         866810104         604,104        185,308     Sole      Sole    185308
Sysco Corp                            Common         871829107       1,769,352         69,550     Sole      Sole    69550
Target Corp                           Common         87612E106       4,122,734        140,900     Sole      Sole    140900
Texas Instruments Inc                 Common         882508104       1,287,075         78,624     Sole      Sole    78624
Thomas & Betts Corp                   Common         884315102       1,602,694        113,025     Sole      Sole    113025
U.S. Bancorp                          Common         902973304         340,235         17,926     Sole      Sole    17926
Verizon Communications Inc            Common         92343V104       2,181,095         61,700     Sole      Sole    61700
Wabash National Corp                  Common         929566107         585,018         92,860     Sole      Sole    92860
Wachovia Corp                         Common         929903102         433,711         12,730     Sole      Sole    12730
Washington Mutual Inc                 Common         939322103         243,716          6,910     Sole      Sole    6910
Wells Fargo Company                   Common         949746101       5,795,072        128,808     Sole      Sole    128808
Wendys International Inc              Common         950590109         974,349         35,418     Sole      Sole    35418
Transocean Sedco Forex Inc            Common         G90078109       1,986,002         97,115     Sole      Sole    97115
Aggregate Total                                                    188,420,860      6,666,027

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MONDAY, MAY 05, 2003                                                PAGE 3 OF 3

FMV OF ALL LISTED SECURITIES

SUMOFFAIR MARKET VALUE
----------------------
        180,517,152.00











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MONDAY, MAY 05, 2003                                                PAGE 1 OF 1